UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10387
Tax Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	200,000	$13,404,000
Northrop Grumman Corp.	200,000	13,238,000
		$26,642,000
Air Freight & Logistics — 0.7%
FedEx Corp.	75,000	7,853,250
		$7,853,250
Auto Components — 0.7%
BorgWarner, Inc.	125,000	7,500,000
		$7,500,000
Capital Markets — 5.7%
Franklin Resources, Inc.	75,000	6,858,750
Goldman Sachs Group, Inc.	150,000	22,912,500
Lehman Brothers Holdings, Inc.	260,000	16,887,000
Merrill Lynch & Co., Inc.	250,000	18,205,000
		$64,863,250
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	12,146,700
		$12,146,700
Commercial Banks — 5.7%
Marshall & Ilsley Corp.	125,000	5,871,250
TCF Financial Corp.	300,000	8,073,000
U.S. Bancorp	200,000	6,400,000
Wachovia Corp.	350,000	18,770,500
Wells Fargo & Co.	350,000	25,319,000
		$64,433,750
Communications Equipment — 1.0%
Nokia Oyj ADR	550,000	10,917,500
		$10,917,500
Computer Peripherals — 4.0%
Hewlett-Packard Co.	650,000	20,741,500
International Business Machines Corp.	250,000	19,352,500
NCR Corp. (1)	160,000	5,142,400
		$45,236,400
Diversified Financial Services — 6.6%
Bank of America Corp.	500,000	25,765,000
Citigroup, Inc.	500,000	24,155,000
J.P.Morgan Chase & Co.	550,000	25,091,000
		$75,011,000

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	750,000	$22,492,500
Verizon Communications, Inc.	550,000	18,601,000
Windstream Corp.	258,481	3,238,767
		$44,332,267
Electric Utilities — 4.6%
Entergy Corp.	200,000	15,420,000
Exelon Corp.	400,000	23,160,000
FPL Group, Inc. (2)	325,000	14,020,500
		$52,600,500
Energy Equipment & Services — 1.7%
GlobalSantaFe Corp.	150,000	8,239,500
Transocean, Inc. (1)	150,000	11,584,500
		$19,824,000
Food & Staples Retailing — 1.6%
Safeway, Inc.	350,000	9,828,000
Wal-Mart Stores, Inc.	200,000	8,900,000
		$18,728,000
Food Products — 1.7%
Nestle SA (3)	60,000	19,655,993
		$19,655,993
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	300,000	10,617,000
		$10,617,000
Household Durables — 0.6%
Lennar Corp., Class A (2)	150,000	6,709,500
		$6,709,500
Household Products — 1.1%
Kimberly-Clark Corp.	200,000	12,210,000
		$12,210,000
Insurance — 6.4%
ACE, Ltd. (3)	225,000	11,594,250
Allstate Corp.	100,000	5,682,000
American International Group, Inc.	250,000	15,167,500
Hartford Financial Services Group, Inc.	200,000	16,968,000
MetLife, Inc. (2)	100,000	5,200,000
Progressive Corp.	200,000	4,838,000
St. Paul Travelers Cos., Inc. (The)	300,000	13,740,000
		$73,189,750

Machinery — 3.1%
Caterpillar, Inc.	200,000	$14,174,000
Deere & Co.	200,000	14,514,000
Eaton Corp.	100,000	6,410,000
		$35,098,000
Media — 2.5%
Time Warner, Inc.	950,000	15,675,000
Walt Disney Co. (2)	425,000	12,618,250
		$28,293,250
Metals & Mining — 2.2%
Alcoa, Inc.	325,000	9,733,750
Phelps Dodge Corp.	170,000	14,847,800
		$24,581,550
Multiline Retail — 2.0%
J.C. Penney Company, Inc.	300,000	18,888,000
Target Corp.	75,000	3,444,000
		$22,332,000
Multi-Utilities — 1.7%
Dominion Resources, Inc. (2)	250,000	19,620,000
		$19,620,000
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp. (2)	200,000	14,094,000
Chevron Corp.	300,000	19,734,000
ConocoPhillips	350,000	24,024,000
Exxon Mobil Corp.	400,000	27,096,000
Marathon Oil Corp.	200,000	18,128,000
Occidental Petroleum Corp.	250,000	26,937,500
Peabody Energy Corp.	300,000	14,970,000
Valero Energy Corp.	250,000	16,857,500
		$161,841,000
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	200,000	11,732,000
		$11,732,000
Pharmaceuticals — 8.3%
Abbott Laboratories	250,000	11,942,500
Eli Lilly & Co.	350,000	19,869,500
Johnson & Johnson	300,000	18,765,000
Merck & Co., Inc.	200,000	8,054,000
Sanofi-Aventis ADR	300,000	14,217,000
Wyeth	450,000	21,811,500
		$94,659,500

Real Estate Investment Trusts (REITs) — 3.0%
AMB Property Corp.	110,000	$5,767,300
AvalonBay Communities, Inc.	100,000	11,692,000
General Growth Properties, Inc.	100,000	4,564,000
Host Hotels & Resorts, Inc.	275,000	5,835,500
Public Storage, Inc. (2)	75,000	6,021,750
		$33,880,550
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	17,227,500
		$17,227,500
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	514,995	4,465,007
		$4,465,007
Specialty Retail — 1.4%
Home Depot, Inc.	350,000	12,148,500
TJX Companies, Inc. (2)	150,000	3,655,500
		$15,804,000
Thrifts & Mortgage Finance — 3.1%
Countrywide Financial Corp. (2)	500,000	17,915,000
Washington Mutual, Inc.	400,000	17,880,000
		$35,795,000
Tobacco — 2.3%
Altria Group, Inc.	325,000	25,990,250
		$25,990,250
Wireless Telecommunication Services — 1.2%
Alltel Corp. (2)	250,000	13,792,500
		$13,792,500
Total Common Stocks (identified cost $762,247,234)		$1,117,582,967

Short-Term Investments — 8.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 8/1/06 (4)	$67,650	$67,649,814
General Electric Capital Corp., Commercial Paper, 5.30%, 8/1/06	21,632	21,632,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $90,781,814)		$90,781,814
Total Investments — 106.2% (identified cost $853,029,048)		$1,208,364,781
Other Assets, Less Liabilities — (6.2)%		$(70,337,068)
Net Assets — 100.0%		$1,138,027,713

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2006.
(3)		Foreign security.
(4)

As of July 31, 2006, The Portfolio loaned securities having a market value of $65,661,817 and received $67,649,814 of cash collateral for the loans. This cash was invested in an affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized-seven day yield as of July 31, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at July 31, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$853,029,048
Gross unrealized appreciation	$357,543,688
Gross unrealized depreciation	(2,207,955)
Net unrealized appreciation	$355,335,733

The unrealized depreciation on foreign currency at July 31, 2006 on federal income tax was $8,603.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 14, 2006

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	September 14, 2006